Total operating costs - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis Of Income And Expense [Line Items]
Increase in provision for restructuring programmes (Note 23)	€ 115	€ 93	€ 242
Amount of provision unused (Note 23)	(8)	(13)	(7)
Accelerated depreciation and non-cash costs	44	60	121
Other cash costs	12	13	12
Restructuring charges including accelerated depreciation	163	153	368
Cost of sales
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	19	17	62
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	1	45	58
Administrative expenses
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	€ 143	€ 91	€ 248